Short-Term Borrowings (Schedule Of Short-Term Borrowings) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Short-term Debt [Line Items]
Securities sold under agreements to repurchase and federal funds purchased	$ 240,594	$ 279,669
Federal Home Loan Bank advances	23,000	384,000
Total short-term borrowings	263,594	663,669
Repurchase Agreements And Federal Funds Purchased [Member]
Short-term Debt [Line Items]
Total short-term borrowings	240,594	279,669
Highest month-end balance	265,412	295,467
Average daily balance	246,145	269,260
Weighted-average interest rate: As of year-end	0.29%	0.32%
Weighted-average interest rate: Paid during the year	0.30%	0.39%
Federal Home Loan Bank Advances [Member]
Short-term Debt [Line Items]
Total short-term borrowings	23,000	384,000
Highest month-end balance	232,000	384,000
Average daily balance	$ 51,392	$ 31,679
Weighted-average interest rate: As of year-end	0.40%	0.19%
Weighted-average interest rate: Paid during the year	0.18%	0.39%